Segmented Information - Additional Information (Details) - Customer Concentration Risk [member] - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
100% of Concentrate and Silver and Gold Sales Revenue [member]
Disclosure of operating segments [line items]
Number of significant customers	26
Sales Revenue [member]
Disclosure of operating segments [line items]
Number of significant customers	3	4
Customer A [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	28.00%	21.00%
Customer B [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	14.00%	13.00%
Customer C [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	12.00%	12.00%
Customer D [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)		11.00%